Shareholder Report, Holdings (Details) - MP63 Fund	Aug. 31, 2026
Holdings [Line Items]
Percent of Net Asset Value	25.58%
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Rtx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
Travelers Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Bank Of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
Next Era Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
Emerson Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.54%
Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.52%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.16%
Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	7.66%
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.03%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.18%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.99%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.28%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.13%
Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.66%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.81%